Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation
In management’s opinion, the accompanying interim unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations and cash flows. The unaudited condensed consolidated balance sheet at
December 31, 2018,
has been derived from audited financial statements as of that date. The interim results of operations are not
necessarily indicative of the results that
may
occur for the full fiscal year. Certain information and footnote disclosure normally included in the financial statements prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the U.S. Securities and Exchange Commission (“SEC”). We believe that the disclosures provided herein are adequate to make the information presented not
misleading when these unaudited condensed consolidated financial statements are read in conjunction with the Financial Statements and Notes included in our Annual Report on Form
10
-K for the year ended
December
31,
2018,
filed with the SEC, and as
may
be amended.

Basis of Presentation
Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements include the accounts of the Company and our wholly owned subsidiary. All significant intercompany transactions and balances have been eliminated.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The unaudited condensed consolidated financial statements include significant estimates for the expected economic life and value of our licensed technology and related patents, our net operating loss and related valuation allowance for tax purposes, the fair value of our liability classified warrants and our share-based compensation related to employees and directors, consultants and advisors, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The consolidated financial statements include significant estimates for the expected economic life and value of our licensed technology and related patents, our net operating loss and related valuation allowance for tax purposes, the fair value of our liability classified warrants and our share-based compensation related to employees and directors, consultants and advisors, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements
The carrying amounts of our short-term financial instruments, which primarily include cash and cash equivalents, short-term investments, accounts payable and accrued expenses, approximate their fair values due to their short maturities. The fair value of our long-term indebtedness was estimated based on the quoted prices for the same or similar issues or on the current rates offered to the Company for debt of the same remaining maturities and approximates the carrying value. The fair values of our liability classified warrants were estimated using Level
3
unobservable inputs. See Note
3
for further details.

Fair Value Measurements
The carrying amounts of our short-term financial instruments, which primarily include cash and cash equivalents, short-term investments, accounts payable and accrued expenses, approximate their fair values due to their short maturities. The fair value of our long-term indebtedness was estimated based on the quoted prices for the same or similar issues or on the current rates offered to the Company for debt of the same remaining maturities and approximates the carrying value. The fair values of our liability classified warrants were estimated using Level
3
unobservable inputs. See Note
3
for further details.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation
The functional currency of our wholly owned foreign subsidiary is its local currency.  Assets and liabilities of our foreign subsidiary are translated into United States dollars based on exchange rates at the end of the reporting period; income and expense items are translated at the weighted average exchange rates prevailing during the reporting period.  Translation adjustments for subsidiary are accumulated in other comprehensive income or loss, a component of stockholders' equity.   Transaction gains or losses are included in the determination of net loss.

Foreign Currency Translation
The functional currency of our wholly owned foreign subsidiary is its local currency.  Assets and liabilities of our foreign subsidiary are translated into United States dollars based on exchange rates at the end of the reporting period; income and expense items are translated at the weighted average exchange rates prevailing during the reporting period.  Translation adjustments for subsidiary are accumulated in other comprehensive income or loss, a component of stockholders' equity.   Transaction gains or losses are included in the determination of net loss.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash, Cash Equivalents and Credit Risk
Cash equivalents consist of investments in low risk, highly liquid money market accounts and certificates of deposit with original maturities of
90
days or less. Cash deposited with banks and other financial institutions may
exceed the amount of insurance provided on such deposits. If the amount of a deposit at any time exceeds the federally insured amount at a bank, the uninsured portion of the deposit could be lost, in whole or in part, if the bank were to fail.

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash equivalents. Our investment policy, approved by our Board of Directors, limits the amount we may
invest in any
one
type of investment issuer, thereby reducing credit risk concentrations. We attempt to limit our credit and liquidity risks through our investment policy and through regular reviews of our portfolio against our policy. To date, we have not
experienced any loss or lack of access to cash in our operating accounts or to our cash equivalents and short-term investments.

Cash, Cash Equivalents, Short-Term Investments and Credit Risk
Cash equivalents consist of investments in low risk, highly liquid money market accounts and certificates of deposit with original maturities of
90
days or less. Cash deposited with banks and other financial institutions may
exceed the amount of insurance provided on such deposits. If the amount of a deposit at any time exceeds the federally insured amount at a bank, the uninsured portion of the deposit could be lost, in whole or in part, if the bank were to fail.

Short-term investments consist entirely of fixed income certificates of deposit (“CDs”) with original maturities of greater than
90
days but
not
more than
one
year.

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash equivalents and short-term investments. Our investment policy, approved by our Board of Directors, limits the amount we may
invest in any
one
type of investment issuer, thereby reducing credit risk concentrations. In addition, our certificates of deposit are typically invested through the Certificate of Deposit Account Registry Service (“CDARS”) program which reduces or eliminates our risk related to concentrations of investments above FDIC insurance levels. We attempt to limit our credit and liquidity risks through our investment policy and through regular reviews of our portfolio against our policy. To date, we have not
experienced any loss or lack of access to cash in our operating accounts or to our cash equivalents and short-term investments.

Revenue from Contract with Customer [Policy Text Block]
Revenue
The Company analyzes contracts to determine the appropriate revenue recognition using the following steps: (i) identification of contracts with customers; (ii) identification of distinct performance obligations in the contract; (iii) determination of contract transaction price; (iv) allocation of contract transaction price to the performance obligations; and (v) determination of revenue recognition based on timing of satisfaction of the performance obligation. The Company recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which it expects to be entitled to in exchange for those goods or services. Deferred revenue results from cash receipts from or amounts billed to customers in advance of the transfer of control of the promised services to the customer and is recognized as performance obligations are satisfied. When sales commissions or other costs to obtain contracts with customers are considered incremental and recoverable, those costs are deferred and then amortized as selling and marketing expenses on a straight-line basis over an estimated period of benefit.

Revenue
On
January 1, 2018,
the Company adopted Topic
606,
Revenue from Contracts with Customer using the modified retrospective method applied to those contracts which were not
completed as of
January 1, 2018.
The Company analyzes contracts to determine the appropriate revenue recognition using the following steps: (i) identification of contracts with customers; (ii) identification of distinct performance obligations in the contract; (iii) determination of contract transaction price; (iv) allocation of contract transaction price to the performance obligations; and (v) determination of revenue recognition based on timing of satisfaction of the performance obligation. The Company recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which it expects to be entitled to in exchange for those goods or services. Deferred revenue results from cash receipts from or amounts billed to customers in advance of the transfer of control of the promised services to the customer and is recognized as performance obligations are satisfied. When sales commissions or other costs to obtain contracts with customers are considered incremental and recoverable, those costs are deferred and then amortized as selling and marketing expenses on a straight-line basis over an estimated period of benefit.

Research and Development Expense, Policy [Policy Text Block]
Research and Development
Research and development costs are expensed as they are incurred. Research and development expenses consist primarily of costs associated with the pre-clinical development and clinical trials of our product candidates.  For the three
months ended
March 31, 2019
and
2018,
we recorded
approximately
$95,000
and
$84,000,
respectively of cost reimbursements from our grants as an offset to research and development expenses. The Company evaluated the grants and concluded that, based on the specific terms, they represent a cost reimbursement activity as opposed to a revenue generating activity, and are best reflected as an offset to the underlying research and development expense.

Research and Development
Research and development costs are expensed as they are incurred. Research and development expenses consist primarily of costs associated with the pre-clinical development and clinical trials of our product candidates.  For the years ended
December 31, 2018
and
2017,
we recorded approximately
$538,000
and
$41,000,
respectively of cost reimbursements from our grants as an offset to research and development expenses. The Company evaluated the grants and concluded that, based on the specific terms, they represent a cost reimbursement activity as opposed to a revenue generating activity, and are best reflected as an offset to the underlying research and development expense.

Earnings Per Share, Policy [Policy Text Block]
Income (Loss) per Common Share
Basic income (loss) per common share is computed by dividing total net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period.

For periods of net income when the effects are dilutive, diluted earnings per share is computed by dividing net income available to common stockholders by the weighted average number of shares outstanding and the dilutive impact of all dilutive potential common shares. Dilutive potential common shares consist primarily of convertible preferred stock, stock options, restricted stock units and common stock purchase warrants. The dilutive impact of potential common shares resulting from common stock equivalents is determined by applying the treasury stock method. Our unvested restricted shares contain non-forfeitable rights to dividends, and therefore are considered to be participating securities; the calculation of basic and diluted income per share excludes net income attributable to the unvested restricted shares from the numerator and excludes the impact of the shares from the denominator.

For all periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses; accordingly, diluted loss per share is the same as basic loss per share for the three
months ended
March 31, 2019
and
2018.
A total of approximately
13.5
and
9.5
million potential dilutive shares have been excluded in the calculation of diluted net income per share for the three
months ended
March 31, 2019
and
2018,
respectively as their inclusion would be anti-dilutive.

Income (Loss) per Common Share
Basic income (loss) per common share is computed by dividing total net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period.

For periods of net income when the effects are dilutive, diluted earnings per share is computed by dividing net income available to common stockholders by the weighted average number of shares outstanding and the dilutive impact of all dilutive potential common shares. Dilutive potential common shares consist primarily of convertible preferred stock, stock options, restricted stock units and common stock purchase warrants. The dilutive impact of potential common shares resulting from common stock equivalents is determined by applying the treasury stock method. Our unvested restricted shares contain non-forfeitable rights to dividends, and therefore are considered to be participating securities; the calculation of basic and diluted income per share excludes net income attributable to the unvested restricted shares from the numerator and excludes the impact of the shares from the denominator.

For all periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses; accordingly, diluted loss per share is the same as basic loss per share for the years ended
December 31, 2018
and
2017.
A total of approximately
12.6
and
10.2
million potential dilutive shares have been excluded in the calculation of diluted net income per share for the years ended
December 31, 2018
and
2017,
respectively as their inclusion would be anti-dilutive.

Share-based Payment Arrangement [Policy Text Block]
Share-Based Compensation
We account for share-based compensation at fair value. Share-based compensation cost for stock options and stock purchase warrants is generally determined at the grant date using an option pricing model that uses Level
3
unobservable inputs; share-based compensation cost for restricted stock and restricted stock units is determined at the grant date based on the closing price of our common stock on that date. The value of the award is recognized as expense on a straight-line basis over the requisite service period or based on probability of vesting for performance-based awards.

Share-Based Compensation
We account for share-based compensation at fair value. Share-based compensation cost for stock options and stock purchase warrants granted to employees and board members is generally determined at the grant date while awards granted to non-employee consultants are generally valued at the vesting date using an option pricing model that uses Level
3
unobservable inputs; share-based compensation cost for restricted stock and restricted stock units is determined at the grant date based on the closing price of our common stock on that date. The value of the award is recognized as expense on a straight-line basis over the requisite service period.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible and Long-Lived Assets
We assess impairment of our long-lived assets using a "primary asset" approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. The carrying amount of a long-lived asset is not
recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.
No
significant impairment losses were recognized during the
three
-month periods ended
March 31, 2019
or
2018.

Intangible and Long-Lived Assets
We assess impairment of our long-lived assets using a "primary asset" approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used. Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. The carrying amount of a long-lived asset is not
recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.
No
significant impairment losses were recognized during the years ended
December 31, 2018
or
2017.

Income Tax, Policy [Policy Text Block]
Income Taxes
We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is “more likely than not”
that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense.

Income Taxes
We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is “more likely than not”
that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense.

Corporate tax rate changes resulting from the impacts of the Tax Cuts and Jobs Act of
2017
(the “Tax Act”) are reflected in deferred tax assets and liabilities at both
December 31, 2018
and
2017.

Lessee, Leases [Policy Text Block]
Leases
We determine if an arrangement is or contains a lease at its inception. We have made accounting policy elections whereby we (i) do not
recognize right-of-use (“ROU”) assets or lease liabilities for our short-term leases (those with original terms of
12
-months or less) and (ii) combine lease and non-lease elements of our operating leases. Operating lease ROU assets are included in other noncurrent assets and operating lease liabilities are included in other current liabilities in our consolidated balance sheets. We do not
have any finance leases.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Rent expense is recognized on a straight-line basis over the lease term.

We currently have
one
operating lease (for our San Diego facility) with an original term greater than
12
-months. This lease terminates in
August 2019
and provides for remaining minimum payments of approximately
$49,600
as of
March 31, 2019.
We paid approximately
$29,800
under this lease in the
three
months ended
March 31, 2019.
Because this lease does
not
provide an implicit interest rate, we used our estimated incremental borrowing rate of approximately
12.75%
to calculate the present value of our remaining minimum lease payments upon adoption of the new lease guidance. Our ROU asset and lease liability at
March 31, 2019,
was approximately
$33,900
and
$48,100,
respectively.

We also have
two
additional short-term leases for which we did
not
establish ROU assets or lease liabilities. We recognized total rent expense of approximately
$47,300
and
$47,100
in the quarters ended
March 31, 2019
and
2018,
respectively. Included in the
2019
expense is approximately
$16,900
relating to our short-term leases

In addition, in
April 2018,
we entered into a sublease for our San Diego space. The sublease is coterminous with the head lease and provides for approximately
$62,200
of remaining minimum payments. We recognized other income of approximately
$24,200
from this sublease in the quarter ended
March 31, 2019.

New Accounting Pronouncements, Policy [Policy Text Block]
Significant New Accounting Pronouncements
Recently Adopted Guidance
In
February 2016,
the FASB issued
ASU,
No.
2016
-
02,
Leases.
This ASU consists of a comprehensive lease accounting standard. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the balance sheet and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after
December 15, 2018
and early adoption is permitted. The guidance
may
be adopted on a modified retrospective basis and provides for certain practical expedients. We adopted this guidance effective
January 1, 2019
as of the beginning of the period of adoption using the following practical expedients: we did not
evaluate any expired leases, nor did we reassess the classification of any existing leases. The Company made an ongoing policy election whereby it will not
recognize a lease liability or right of use asset for our short-term leases and that it will combine lease and non-lease elements of leases. The new guidance changes the way we account for our operating leases including recording the future benefits (“ROU assets”) of those leases and the related discounted minimum lease payments on our consolidated balance sheets. Upon adoption we recorded a right of use asset of approximately
$53,000
and a lease liability of approximately
$75,700
on our consolidated balance sheet.

In
June 2018,
the FASB issued
ASU
2018
-
07,
Compensation-Stock Compensation, Improvements to Nonemployee Share-Based Payment Accounting
. This ASU expands the scope of
ASC
718,
Compensation – Stock Compensation
to include share-based payment transactions for acquiring goods and services from nonemployees. This guidance provides for the following changes: (
1
) awards to nonemployees will be measured at the grant date fair value of equity instruments that the entity is obligated to issue, (
2
) performance-based awards to nonemployees will be measured based on the probability of the performance condition being met and (
3
) eliminating the need to reassess the classification (equity or liability) of awards to nonemployees upon vesting. The guidance is effective for fiscal years beginning after
December 15, 2018.
We adopted this guidance effective
January 1, 2019.
The adoption resulted in our generally measuring awards to nonemployees using the grant date fair value. The adoption did not
have a material impact to our financial statements.

Unadopted Guidance
In
June 2016,
the FASB issued
ASU
No.
2016
-
13,
Financial Instrument’s – Credit Losses
. This ASU relates to measuring credit losses on financial instruments, including trade receivables. The guidance eliminates the probable initial recognition threshold that was previously required prior to recognizing a credit loss on financial instruments. The credit loss estimate can now reflect an entity's current estimate of all future expected credit losses. Under the previous guidance, an entity only considered past events and current conditions. The guidance is effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years and early adoption is permitted. The adoption of certain amendments of this guidance must be applied on a modified retrospective basis and the adoption of the remaining amendments must be applied on a prospective basis. We currently expect that the adoption of this guidance will likely change the way we assess the collectability of our receivables and recoverability of other financial instruments. We have not
yet begun to evaluate the specific impacts of this guidance nor have we determined the manner in which we will adopt this guidance.

In
August 2018,
the FASB issued
ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
. This ASU addresses the disclosure requirements for fair value measurements. The guidance intends to improve the effectiveness of the disclosures relating to recurring and nonrecurring fair value measurements. The guidance is effective for fiscal years beginning after
December 15, 2019
and early adoption is permitted. Portions of the guidance are to be adopted prospectively while other portions are to be adopted retroactively. The Company is currently evaluating the impact, if any, that this guidance will have on the consolidated financial statements.

In
August 2018,
the FASB issued
ASU
2018
-
15,
Intangibles – Goodwill and Other – Internal-Use Software
. This ASU addresses the accounting for implementation, setup and other upfront costs paid by a customer in a cloud computing or hosting arrangement. The guidance aligns the accounting treatment of these costs incurred in a hosting arrangement treated as a service contract with the requirements for capitalization and amortization costs to develop or obtain internal-use software. The guidance is effective for fiscal years beginning after
December 15, 2019
and early adoption is permitted. The guidance can be adopted either retrospectively or prospectively. The Company is currently evaluating the impact, if any, that this guidance will have on the consolidated financial statements.

We have reviewed other recent accounting pronouncements and concluded that they are either not
applicable to our business, or that
no
material effect is expected on the consolidated financial statements as a result of future adoption.

Significant New Accounting Pronouncements
Recently Adopted Guidance
In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued
Accounting Standard Update (“ASU”),
No.
2014
-
09,
Revenue from Contracts with Customers
. This ASU consists of a comprehensive revenue recognition standard that superseded nearly all existing revenue recognition guidance under U.S. GAAP. The guidance is effective for interim and annual periods beginning after
December 15, 2017.
Either full retrospective adoption or modified retrospective adoption is permitted. In addition to expanded disclosures regarding revenue, this pronouncement may
impact timing of recognition in some arrangements with variable consideration or contracts for the sale of goods or services. We adopted this guidance effective
January 1, 2018
on a modified retrospective basis and it did
not
have a material impact on the consolidated financial statements.

In
May 2017,
the FASB issued
ASU
No.
2017
-
09,
Compensation – Stock Compensation
. This ASU provides clarification regarding when changes to the terms or conditions of share-based payment awards should be accounted for as modifications. This guidance is effective for fiscal years beginning after
December 15, 2017
and early adoption is permitted. This guidance must be applied prospectively to awards modified after the adoption date. We adopted this guidance effective
January 1, 2018
and it did
not
have a material impact on the consolidated financial statements.

In
July 2017,
the FASB issued
ASU
No.
2017
-
11,
I. Accounting for Certain Financial Instrument with Down Round Features II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception.
Part I of this guidance simplifies the accounting for certain equity-linked financial instruments and embedded features with down round features that reduce the exercise price when the pricing of a future round of financing is lower (“down round protection”). Current accounting guidance provides that instruments with down round protection be classified as derivative liabilities with changes in fair value recorded through earnings. The updated guidance provides that instruments with down round protection are no
longer precluded from being classified as equity. This guidance is effective for fiscal years beginning after
December 15, 2018
and early adoption is permitted. This guidance must be applied retrospectively. We adopted this guidance on
January 1, 2018,
and it did
not
have a material impact on the financial statements.

Unadopted Guidance
In
February 2016,
the FASB issued
ASU,
No.
2016
-
02,
Leases.
This ASU consists of a comprehensive lease accounting standard. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the balance sheet and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after
December 15, 2018
and early adoption is permitted. The guidance must be adopted on a modified retrospective basis and provides for certain practical expedients. We currently expect that the adoption of this guidance will likely change the way we account for our operating leases and will likely result in recording the future benefits of those leases and the related minimum lease payments on our consolidated balance sheets. The Company expects to make a policy election whereby it will not
recognize a lease liability or right of use asset for our short-term leases and that it will combine lease and non-lease elements of leases. Based on our current lease portfolio, we expect the adoption of the guidance will result in recording a right of use asset of approximately
$50,000
and a lease liability of approximately
$75,000
on our consolidated balance sheet.

In
June 2016,
the FASB issued
ASU
No.
2016
-
13,
Financial Instrument’s – Credit Losses
. This ASU relates to measuring credit losses on financial instruments, including trade receivables. The guidance eliminates the probable initial recognition threshold that was previously required prior to recognizing a credit loss on financial instruments. The credit loss estimate can now reflect an entity's current estimate of all future expected credit losses. Under the previous guidance, an entity only considered past events and current conditions. The guidance is effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. The adoption of certain amendments of this guidance must be applied on a modified retrospective basis and the adoption of the remaining amendments must be applied on a prospective basis. We currently expect that the adoption of this guidance will likely change the way we assess the collectability of our receivables and recoverability of other financial instruments. We have not
yet begun to evaluate the specific impacts of this guidance nor have we determined the manner in which we will adopt this guidance.

In
June 2018,
the FASB issued
ASU
2018
-
07,
Compensation-Stock Compensation, Improvements to Nonemployee Share-Based Payment Accounting
. This ASU expands the scope of
ASC
718,
Compensation – Stock Compensation
to include share-based payment transactions for acquiring goods and services from nonemployees. This guidance provides for the following changes: (
1
) awards to nonemployees will be measured at the grant date fair value of equity instruments that the entity is obligated to issue, (
2
) performance-based awards to nonemployees will be measured based on the probability of the performance condition being met and (
3
) eliminating the need to reassess the classification (equity or liability) of awards to nonemployees upon vesting. The guidance is effective for fiscal years beginning after
December 15, 2018.
We expect the adoption of this guidance will change the way we measure awards to nonemployees. We have not
yet determined the specific impacts of this guidance upon adoption.

In
August 2018,
the FASB issued
ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
. This ASU addresses the disclosure requirements for fair value measurements. The guidance intends to improve the effectiveness of the disclosures relating to recurring and nonrecurring fair value measurements. The guidance is effective for fiscal years beginning after
December 15, 2019.
Portions of the guidance are to be adopted prospectively while other portions are to be adopted retroactively. Early adoption is permitted. The Company is currently evaluating the impact, if any, that this guidance will have on the consolidated financial statements. The Company is currently evaluating the impact, if any, that this guidance will have on the consolidated financial statements.

In
August 2018,
the FASB issued
ASU
2018
-
15,
Intangibles – Goodwill and Other – Internal-Use Software
. This ASU addresses the accounting for implementation, setup and other upfront costs paid by a customer in a cloud computing or hosting arrangement. The guidance aligns the accounting treatment of these costs incurred in a hosting arrangement treated as a service contract with the requirements for capitalization and amortization costs to develop or obtain internal-use software. The guidance is effective for fiscal years beginning after
December 15, 2019.
The guidance can be adopted either retrospectively or prospectively. Early adoption is permitted. The Company is currently evaluating the impact, if any, that this guidance will have on the consolidated financial statements.

We have reviewed other recent accounting pronouncements and concluded that they are either not
applicable to our business, or that
no
material effect is expected on the consolidated financial statements as a result of future adoption.